Fair Value of Financial Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Schedule of Fair Value Hierarchy for Financial Assets and Liabilities Measured at Fair Value
The following tables represent the fair value hierarchy for financial assets and liabilities measured at fair value at December 31, 2018 and 2017:

	December 31, 2018
($ thousands)	Level 1	Level 2	Level 3	Total Fair Value
Restricted cash equivalents	56,550	—	—	56,550
Derivative assets	—	7,317	2,519	9,836
Available-for-sale investments	6,585	—	—	6,585
Derivative liabilities	—	25,473	—	25,473

	December 31, 2017
($ thousands)	Level 1	Level 2	Level 3	Total
Restricted cash equivalents	57,465	—	—	57,465
Derivative assets	—	501	2,638	3,139
Available-for-sale investments	11,991	—	—	11,991
Contingent consideration liabilities	—	—	7,755	7,755
Derivative liabilities	—	19,352	—	19,352

Schedule of Fair Value Hierarchy for Financial Assets and Liabilities not Measured at Fair Value
The following tables represent the fair value hierarchy for assets and liabilities not measured at fair value at December 31, 2018 and 2017:

	December 31, 2018
($ thousands)	Carrying Value	Level 1	Level 2	Level 3	Total Fair Value
Available-for-sale investments	13,509	—	—	13,509	13,509
Jackpot liabilities	254,567	—	—	229,089	229,089
Debt	7,996,073	—	8,089,154	—	8,089,154

	December 31, 2017
($ thousands)	Carrying Value	Level 1	Level 2	Level 3	Total Fair Value
Available-for-sale investments	12,409	—	—	12,409	12,409
Jackpot liabilities	275,626	—	—	268,581	268,581
Debt	8,391,647	—	8,974,126	—	8,974,126